Discontinued operations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Elimination of certain outstanding payables, earn-out liabilities and tax provisions	$ 41,600,000
Contingent Acquisition Payable	99,000	16,820,000
Option to acquire Shares in Tiger Media	387,188
Option to acquire Shares in Tiger Media, Exercise Shares	$ 5.47
Extinguished acquisition payable	17,968,000
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	8,250,000	8,205,000
Issuance of ordinary shares	1,000,000
Extinguished acquisition payable	6,550,000
Shenyang Jingli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	1,437,000
Extinguished acquisition payable	1,437,000
Qingdao Kaixiang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	4,126,000	4,156,000
Extinguished acquisition payable	4,126,000
Wuxi Ruizhong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of divested in equity shares	100.00%
Contingent Acquisition Payable	322,000	571,000
Extinguished acquisition payable	1,039,000
Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Option to acquire Shares in Tiger Media	650,000
Option to acquire Shares in Tiger Media, Exercise Shares	$ 1.25
Description Regarding Arrangement For Collection Of Receivables	The independent third party will pursue the collection of all receivables and all claims for SearchMedia International, for the benefit of Tiger Media and share 50% of any receivables, net proceeds, awards or judgments from any claims or lawsuits brought about by SearchMedia International entities; provided, however, 100% of any sale proceeds from the sale or transfer of any of the SearchMedia International's subsidiaries
Percentage of net proceeds from transfer of discontinued operations	50.00%
Percentage of net proceeds from transfer of subsidiaries	100.00%
Wanshuizhiyuan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Extinguished acquisition payable	1,206,000
Wenzhou Rigao [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent Acquisition Payable		2,116,000
Extinguished acquisition payable	$ 3,610,000